UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21422

 NAME OF REGISTRANT:                     Trust for Advised Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Christopher E. Kashmerick
                                         Trust for Advised Portfolios
                                         2020 East Financial Way,
                                         Suite 100
                                         Glendora, CA 91741

 REGISTRANT'S TELEPHONE NUMBER:          626-914-7385

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Ziegler FAMCO Covered Call Fund
--------------------------------------------------------------------------------------------------------------------------
 AUTOZONE, INC.                                                                              Agenda Number:  934495107
--------------------------------------------------------------------------------------------------------------------------
        Security:  053332102
    Meeting Type:  Annual
    Meeting Date:  14-Dec-2016
          Ticker:  AZO
            ISIN:  US0533321024
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: DOUGLAS H. BROOKS                   Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: LINDA A. GOODSPEED                  Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: SUE E. GOVE                         Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: EARL G. GRAVES, JR.                 Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ENDERSON GUIMARAES                  Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: J.R. HYDE, III                      Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: D. BRYAN JORDAN                     Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: W. ANDREW MCKENNA                   Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: GEORGE R. MRKONIC,                  Mgmt          For                            For
       JR.

1J.    ELECTION OF DIRECTOR: LUIS P. NIETO                       Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: WILLIAM C. RHODES,                  Mgmt          Against                        Against
       III

2.     RATIFICATION OF ERNST & YOUNG LLP AS                      Mgmt          Against                        Against
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE 2017 FISCAL YEAR.

3.     APPROVAL OF THE AUTOZONE, INC. SIXTH                      Mgmt          For                            For
       AMENDED AND RESTATED EXECUTIVE STOCK
       PURCHASE PLAN.

4.     APPROVAL OF ADVISORY VOTE ON EXECUTIVE                    Mgmt          For                            For
       COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 CISCO SYSTEMS, INC.                                                                         Agenda Number:  934494357
--------------------------------------------------------------------------------------------------------------------------
        Security:  17275R102
    Meeting Type:  Annual
    Meeting Date:  12-Dec-2016
          Ticker:  CSCO
            ISIN:  US17275R1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: CAROL A. BARTZ                      Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: M. MICHELE BURNS                    Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MICHAEL D. CAPELLAS                 Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: JOHN T. CHAMBERS                    Mgmt          Against                        Against

1E.    ELECTION OF DIRECTOR: AMY L. CHANG                        Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: DR. JOHN L. HENNESSY                Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: DR. KRISTINA M.                     Mgmt          For                            For
       JOHNSON

1H.    ELECTION OF DIRECTOR: RODERICK C. MCGEARY                 Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: CHARLES H. ROBBINS                  Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: ARUN SARIN                          Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: STEVEN M. WEST                      Mgmt          For                            For

2.     APPROVAL, ON AN ADVISORY BASIS, OF                        Mgmt          For                            For
       EXECUTIVE COMPENSATION.

3.     RATIFICATION OF PRICEWATERHOUSECOOPERS LLP                Mgmt          Against                        Against
       AS CISCO'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR FISCAL 2017.

4.     APPROVAL TO REQUEST AN ANNUAL REPORT                      Shr           For                            Against
       RELATING TO CISCO'S LOBBYING POLICIES,
       PROCEDURES AND ACTIVITIES.

5.     APPROVAL TO REQUEST A REPORT DISCLOSING                   Shr           For                            Against
       CERTAIN EMPLOYMENT DATA RELATING TO CISCO'S
       ARAB AND NON-ARAB EMPLOYEES IN
       ISRAEL-PALESTINE FOR EACH OF THE PAST THREE
       YEARS.

6.     APPROVAL TO REQUEST THE BOARD TO FORM A                   Shr           For                            Against
       COMMITTEE TO REASSESS POLICIES AND CRITERIA
       FOR DECISIONS WITH RESPECT TO CISCO'S
       BUSINESS INVOLVEMENTS WITH ISRAEL'S
       SETTLEMENTS.




--------------------------------------------------------------------------------------------------------------------------
 EMC CORPORATION                                                                             Agenda Number:  934449768
--------------------------------------------------------------------------------------------------------------------------
        Security:  268648102
    Meeting Type:  Special
    Meeting Date:  19-Jul-2016
          Ticker:  EMC
            ISIN:  US2686481027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     PROPOSAL TO APPROVE THE AGREEMENT AND PLAN                Mgmt          For                            For
       OF MERGER, DATED AS OF OCTOBER 12, 2015, AS
       AMENDED BY THE FIRST AMENDMENT TO AGREEMENT
       AND PLAN OF MERGER, DATED AS OF MAY 16,
       2016, AS SO AMENDED AND AS IT MAY BE
       AMENDED FROM TIME TO TIME, REFERRED TO
       COLLECTIVELY AS THE MERGER AGREEMENT, AMONG
       DENALI HOLDING ...(DUE TO SPACE LIMITS, SEE
       PROXY STATEMENT FOR FULL PROPOSAL)

2.     PROPOSAL TO APPROVE, ON A NON-BINDING,                    Mgmt          Against                        Against
       ADVISORY BASIS, THE COMPENSATION PAYMENTS
       THAT WILL OR MAY BE PAID BY EMC TO ITS
       NAMED EXECUTIVE OFFICERS IN CONNECTION WITH
       THE MERGER.

3.     PROPOSAL TO APPROVE THE ADJOURNMENT OF THE                Mgmt          For                            For
       SPECIAL MEETING, IF NECESSARY OR
       APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE MERGER AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 THE DOW CHEMICAL COMPANY                                                                    Agenda Number:  934450317
--------------------------------------------------------------------------------------------------------------------------
        Security:  260543103
    Meeting Type:  Special
    Meeting Date:  20-Jul-2016
          Ticker:  DOW
            ISIN:  US2605431038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ADOPTION OF THE MERGER AGREEMENT. TO                      Mgmt          For                            For
       CONSIDER AND VOTE ON A PROPOSAL (THE "DOW
       MERGER PROPOSAL") TO ADOPT THE AGREEMENT
       AND PLAN OF MERGER, DATED AS OF DECEMBER
       11, 2015 (AS IT MAY BE AMENDED FROM TIME TO
       TIME, THE "MERGER AGREEMENT"), BY AND AMONG
       DIAMOND-ORION HOLDCO, INC., A DELAWARE
       CORPORATION, (N/K/A DOWDUPONT INC.), THE
       DOW CHEMICAL COMPANY, A DELAWARE
       CORPORATION ("DOW"), DIAMOND MERGER SUB,
       INC., A DELAWARE CORPORATION, ORION MERGER
       SUB, INC., A DELAWARE CORPORATION ...(DUE
       TO SPACE LIMITS, SEE PROXY STATEMENT FOR
       FULL PROPOSAL).

2.     ADJOURNMENT OF SPECIAL MEETING. TO CONSIDER               Mgmt          For                            For
       AND VOTE ON A PROPOSAL TO ADJOURN THE DOW
       SPECIAL MEETING, IF NECESSARY OR
       APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE NOT SUFFICIENT VOTES TO
       APPROVE THE DOW MERGER PROPOSAL (THE "DOW
       ADJOURNMENT PROPOSAL").

3.     ADVISORY VOTE REGARDING MERGER-RELATED                    Mgmt          For                            For
       NAMED EXECUTIVE OFFICER COMPENSATION. TO
       CONSIDER AND VOTE ON A NON-BINDING,
       ADVISORY PROPOSAL TO APPROVE THE
       COMPENSATION THAT MAY BE PAID OR BECOME
       PAYABLE TO DOW'S NAMED EXECUTIVE OFFICERS
       IN CONNECTION WITH THE TRANSACTION (THE
       "DOW COMPENSATION PROPOSAL").



Ziegler Floating Rate Fund
--------------------------------------------------------------------------------------------------------------------------
 INVESCO SHORT-TERM INVESTMENTS TRUST                                                        Agenda Number:  934522118
--------------------------------------------------------------------------------------------------------------------------
        Security:  825252885
    Meeting Type:  Special
    Meeting Date:  06-Jun-2017
          Ticker:  AGPXX
            ISIN:  US8252528851
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       DAVID C. ARCH                                             Mgmt          No vote
       JAMES T. BUNCH                                            Mgmt          No vote
       BRUCE L. CROCKETT                                         Mgmt          No vote
       JACK M. FIELDS                                            Mgmt          No vote
       MARTIN L. FLANAGAN                                        Mgmt          No vote
       CYNTHIA HOSTETLER                                         Mgmt          No vote
       DR. ELI JONES                                             Mgmt          No vote
       DR. PREMA MATHAI-DAVIS                                    Mgmt          No vote
       TERESA M. RESSEL                                          Mgmt          No vote
       DR. LARRY SOLL                                            Mgmt          No vote
       ANN BARNETT STERN                                         Mgmt          No vote
       RAYMOND STICKEL, JR.                                      Mgmt          No vote
       PHILIP A. TAYLOR                                          Mgmt          No vote
       ROBERT C. TROCCOLI                                        Mgmt          No vote
       CHRISTOPHER L. WILSON                                     Mgmt          No vote

2.     TO APPROVE AN AMENDMENT TO EACH TRUST'S                   Mgmt          No vote
       AGREEMENT AND DECLARATION OF TRUST THAT
       WOULD PERMIT FUND MERGERS AND OTHER
       SIGNIFICANT TRANSACTIONS UPON THE BOARD'S
       APPROVAL BUT WITHOUT SHAREHOLDER APPROVAL
       OF SUCH TRANSACTIONS.

3.     TO APPROVE CHANGING THE FUNDAMENTAL                       Mgmt          No vote
       INVESTMENT RESTRICTION REGARDING THE
       PURCHASE OR SALE OF PHYSICAL COMMODITIES.

4A.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          No vote
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO POWERSHARES CAPITAL MANAGEMENT
       LLC.

4B.    TO APPROVE AN AMENDMENT TO THE CURRENT                    Mgmt          No vote
       MASTER INTERGROUP SUB-ADVISORY CONTRACT TO
       ADD INVESCO ASSET MANAGEMENT (INDIA)
       PRIVATE LIMITED.




* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Advised Portfolios
By (Signature)       /s/ Christopher E. Kashmerick
Name                 Christopher E. Kashmerick
Title                President
Date                 08/16/2017